UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  1/31/19

Item 1. Schedule of Investments.

FRANKLIN REAL ESTATE SECURITIES TRUST

Statement of Investments, January 31, 2019 (unaudited)

Franklin Real Estate Securities Fund

	Shares	Value

Common Stocks 98.9%
Diversified REITs 1.9%
VEREIT Inc	1,067,900	$8,628,632
Health Care REITs 11.0%
HCP Inc	360,854	11,381,335
Physicians Realty Trust	272,200	4,929,542
Ventas Inc	235,029	15,157,020
Welltower Inc	233,658	18,106,159
		49,574,056
Hotel & Resort REITs 7.0%
Host Hotels & Resorts Inc	747,620	13,502,018
MGM Growth Properties LLC, A	168,100	5,211,100
Ryman Hospitality Properties Inc	81,300	6,532,455
Sunstone Hotel Investors Inc	443,934	6,348,256
		31,593,829
Hotels, Resorts & Cruise Lines 1.0%
Hilton Worldwide Holdings Inc	62,436	4,650,233
Industrial REITs 11.1%
First Industrial Realty Trust Inc	326,900	10,696,168
Prologis Inc	423,581	29,294,862
Rexford Industrial Realty Inc	300,900	10,110,240
		50,101,270
Office REITs 15.2%
Alexandria Real Estate Equities Inc	112,984	14,881,122
Boston Properties Inc	124,332	16,395,661
Cousins Properties Inc	929,900	8,229,615
Highwoods Properties Inc	162,866	7,218,221
Kilroy Realty Corp	145,530	10,254,044
Vornado Realty Trust	162,570	11,365,269
		68,343,932
Residential REITs 19.5%
American Homes 4 Rent, A	236,500	5,229,015
AvalonBay Communities Inc	103,820	20,028,954
Camden Property Trust	150,200	14,561,890
Equity Lifestyle Properties Inc	133,302	14,114,016
Equity Residential	340,567	24,711,541
Essex Property Trust Inc	21,563	5,847,886
Mid-America Apartment Communities Inc	30,600	3,099,168
		87,592,470
Retail REITs 19.1%
Agree Realty Corp	90,800	5,995,524
Brixmor Property Group Inc	458,700	7,857,531
Realty Income Corp	221,524	15,216,484
Regency Centers Corp	180,081	11,705,265
Retail Properties of America Inc., A	557,900	7,051,856
Simon Property Group Inc	185,595	33,800,561
Taubman Centers Inc	80,400	4,003,920
		85,631,141

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN REAL ESTATE SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)
	Shares	Value
Common Stocks (continued)
Specialized REITs 13.1%
American Tower Corp	29,000	$5,012,360
Coresite Realty Corp	76,631	7,570,376
CubeSmart	205,847	6,370,965
CyrusOne Inc	91,400	4,953,880
Digital Realty Trust Inc	134,127	14,531,319
Extra Space Storage Inc	85,600	8,441,016
Public Storage	55,688	11,834,814
		58,714,730
Total Common Stocks (Cost $257,827,289)		444,830,293

Short Term Investments (Cost $5,008,762) 1.1%

Money Market Funds 1.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	5,008,762	5,008,762
Total Investments (Cost $262,836,051) 100.0%		449,839,055
Other Assets, less Liabilities (0.0)%†		(111,749)
Net Assets 100.0%		$449,727,306

See Abbreviations on page 4.

†Rounds to less than 0.1% of net assets.
aSee Note 4 regarding investments in affiliated management investment companies.
bThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN REAL ESTATE SECURITIES TRUST

Notes to Statement of Investments (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

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FRANKLIN REAL ESTATE SECURITIES TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2019, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 2.05%	893,053	68,640,525	(64,524,816)	5,008,762	$5,008,762	$33,190	$ —	$ —

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At January 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
REIT Real Estate Investment Trust

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2019

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2019